INVESTMENTS	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 4 – INVESTMENTS

Manuka, Inc. (Previously Artemis Therapeutics, Inc.)

As of June 30, 2024, the Company owns less than 1% of the issued and outstanding share capital of Manuka, Inc. (“MNKA”). MNKA is a company incorporated in Israel engaged in developing and manufacturing skincare products based on Manuka honey and bee venom. The market value of the Company’s investment in MNKA as of June 30, 2024 and  December 31, 2023  is $4 and $9, respectively. The Company evaluated the stock price of MNKA. Because the MNKA share price is low, the number of shares traded is low and MNKA still does not have any material revenue or profitable operations, the Company previously determined that the value of the investment is impaired and accordingly, valued the investment at zero.

Mesh Technologies, Inc.

In January 2019, the Company invested an amount of $50 in Mesh Technologies, Inc. (“Mesh”), a company incorporated in the USA. As of June 30, 2024 and December 31, 2023, the investment represented less than 1% of the issued and outstanding share capital of Mesh. Mesh is a technology company providing cross border payments technology by innovating on the existing payment rails of established card networks available in the market. As Mesh is a private, closely-held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Arrow Ecology & Engineering Overseas (1999)

In December 2019, the Company invested an amount of $1,750 in Arrow Ecology & Engineering Overseas (1999) Ltd (“Arrow”), a limited company incorporated in Israel. Arrow develops and operates a sustainable green process to recycle mixed and sorted municipal solid waste. The Company purchased a few types of shares representing 22.6% of Arrow’s equity for an amount of $22 and shareholder loans were purchased for a price of $1,728 ($4,146 stated value less $2,418 allowance for credit losses, which have not changed since the acquisition).

The Company suspended its use of the equity method to accounting for this investment in 2022 after its investment balance was reduced to zero.

The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decreases, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2025. Some Directors, managers and shareholders of Arrow are related parties of the Company.

GreenFox Logistics LLC.

In March 2020, the Company invested an amount of $100 in GreenFox Logistics, LLC. (“GreenFox”), a company incorporated in the USA. The investment was done as SAFE investment (Simple Agreement for Future Equity). GreenFox is an on-demand delivery/moving/transportation company. As GreenFox is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

SardineAI Corp.

In August 2020, the Company invested an amount of $50 in SardineAI Corp (“SardineAI”), a company incorporated in the USA. In return, the Company received preferred shares representing less than 1% of SardineAI’s equity. SardineAI is a Fraud Prevention-as-a-Service (FaaS) platform for Digital businesses to detect frauds and financial crimes. As SardineAI is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment. In January 2023, the Company sold approximately 85% of its investment for a total amount of $758.

Silver Circle One

In December 2021, March 2022 and December 2022, the Company invested a total amount of $38 in Silver Circle One, a capital fund which aims to invest in private emerging companies with focus on consumer, commerce and technology companies. The company committed to invest up to $100 in the pool. As Silver Circle One is a private, closely held fund, there is no active market for this investment. Therefore, the company measures the investment at cost minus impairment.

Justt Fintech Ltd (previously Acrocharge Ltd)

In December 2021, the Company invested an amount of $50 in Justt Fintech Ltd (“Justt”), a company incorporated in Israel. As of June 30, 2024, the investment represented less than 1% of the issued and outstanding share capital of Justt Fintech Ltd. Justt is a technology company which fully automates chargeback disputes on behalf of online merchants. As Justt is a private, closely held company, there is not an active market for this investment. Therefore, the Company measures the investment at cost minus impairment.

Nilus OS Ltd

In March 2022, the Company invested an amount of $25 in Nilus OS Ltd. (“Nilus”), a company incorporated in Israel. As of June 30, 2024, the investment represented less than 1% of the issued and outstanding share capital of Nilus. Nilus is a company that automates payment and financial workflows for platforms that involve transfers of money. As Nilus is a private, closely held company, there is no active market for this investment. Therefore, the Company measures the investment at cost minus impairment.